CONSOLIDATED BALANCE SHEET (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 1,157.8		$ 1,843.6
Accounts receivable, net	2,225.1		2,095.3
Inventories	1,088.1		1,069.6
Deferred income taxes	205.2		164.0
Other current assets	215.8		223.5
Total current assets	4,892.0		5,396.0
Property, plant and equipment, net	2,409.1		2,295.4
Goodwill	5,920.5		5,855.3
Other intangible assets, net	4,044.1		4,275.2
Other assets	306.6		362.8
Total assets	17,572.3		18,184.7
Current liabilities
Short-term debt	805.8		1,023.0
Accounts payable	879.7		815.7
Compensation and benefits	518.8		497.2
Income taxes	77.4		81.7
Other current liabilities	771.0		748.7
Total current liabilities	3,052.7		3,166.3
Long-term debt	5,736.1		6,613.2
Postretirement health care and pension benefits	1,220.5		1,173.4
Other liabilities	1,402.9		1,490.7
Total liabilities	11,412.2		12,443.6
Equity
Common stock	342.1	[1]	336.1	[1]
Additional paid-in capital	4,249.1		3,980.8
Retained earnings	4,020.6		3,559.9
Accumulated other comprehensive loss	(459.7)		(344.9)
Treasury stock	(2,075.1)		(1,865.2)
Total Ecolab shareholders' equity	6,077.0		5,666.7
Noncontrolling interest	83.1		74.4
Total equity	6,160.1		5,741.1
Total liabilities and equity	$ 17,572.3		$ 18,184.7

[1]	Common stock, 800.0 million shares authorized, $1.00 par value, 294.7 million shares outstanding at December 31, 2012, 292.0 million shares outstanding at December 31, 2011.